ACCOUNTS RECEIVABLES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
ACCOUNTS RECEIVABLES

NOTE 5 – ACCOUNTS RECEIVABLES

	September 30, 2024	December 31, 2023
Trade receivables	$109,401	$119,094
Income tax advances	32,856	52,003
Interest receivable	51,718	17,494
Due from shareholders	840	843
	$194,815	$189,434

FEMTO TECHNOLOGIES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the nine months ended September 30, 2024

(Expressed in Canadian dollars)

(Unaudited)

NOTE 6 – ACCOUNTS RECEIVABLE

	December 31, 2023	December 31, 2022
Trade receivables	$119,094	$136,274
Income tax advances	52,003	90,528
Interest receivable	17,494	-
Due from shareholders	843	1,002
	$189,434	$227,804

Information on the Company’s exposure to credit risk and market risk, as well as impairment losses on trade receivables and other accounts receivable, is provided in Note 15.

BYND CANNASOFT ENTERPRISES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)